Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Basic Materials - 3.2%
12,715	Celanese Corporation	$1,652,187
18,245	Eastman Chemical Company	1,829,609
12,272	PPG Industries, Inc.	1,769,868
16,153	RPM International, Inc.	1,466,369
		6,718,033
	Communications - 9.3%
4,805	Alphabet, Inc. - Class A (a)	8,421,435
6,565	Arista Networks, Inc. (a)	1,907,592
1,004	Booking Holdings, Inc. (a)	2,236,179
11,592	CDW Corporation	1,527,710
87,611	Cisco Systems, Inc.	3,920,592
18,080	GoDaddy, Inc. - Class A (a)	1,499,736
		19,513,244
	Consumer, Cyclical - 12.4%
8,874	Advance Auto Parts, Inc.	1,397,744
1,302	AutoZone, Inc. (a)	1,543,443
7,236	Cummins, Inc.	1,643,296
15,369	Dollar Tree, Inc. (a)	1,660,467
15,015	Genuine Parts Company	1,507,956
12,539	Home Depot, Inc.	3,330,609
13,898	Lowe’s Companies, Inc.	2,230,768
3,281	O’Reilly Automotive, Inc. (a)	1,484,882
12,159	Target Corporation	2,146,428
9,520	Tractor Supply Company	1,338,322
5,954	Ulta Beauty, Inc. (a)	1,709,751
31,083	Walmart, Inc.	4,480,615
3,904	WW Grainger, Inc.	1,594,159
		26,068,440
	Consumer, Non-cyclical - 27.2% (b)
14,475	Alexion Pharmaceuticals, Inc. (a)	2,261,574
11,280	Amgen, Inc.	2,593,498
8,993	Anthem, Inc.	2,887,562
7,443	Biogen, Inc. (a)	1,822,493
16,112	Booz Allen Hamilton Holding Corporation	1,404,644
22,124	Colgate-Palmolive Company	1,891,823
48,127	Elanco Animal Health, Inc. (a)	1,476,055
6,042	FleetCor Technologies, Inc. (a)	1,648,439
15,454	HCA Healthcare, Inc.	2,541,565
22,719	Henry Schein, Inc. (a)	1,518,992

10,168	Hershey Company	1,548,891
12,371	J.M. Smucker Company	1,430,088
34,225	Johnson & Johnson	5,386,331
11,275	Kimberly-Clark Corporation	1,520,208
47,565	Kroger Company	1,510,664
8,036	Laboratory Corporation of America Holdings (a)	1,635,728
12,167	McKesson Corporation	2,116,085
37,274	Philip Morris International, Inc.	3,085,914
26,653	Procter & Gamble Company	3,708,498
25,489	QIAGEN NV (a)	1,347,094
12,567	Quest Diagnostics, Inc.	1,497,609
3,144	Regeneron Pharmaceuticals, Inc. (a)	1,518,898
26,318	Tyson Foods, Inc. - Class A	1,695,932
8,668	United Rentals, Inc. (a)	2,010,196
14,625	UnitedHealth Group, Inc.	5,128,695
12,616	Universal Health Services, Inc. - Class B	1,734,700
		56,922,176
	Financial - 6.2%
3,804	BlackRock, Inc.	2,744,738
29,842	Brown & Brown, Inc.	1,414,809
15,338	Cboe Global Markets, Inc.	1,428,275
10,218	CME Group, Inc.	1,860,187
17,015	Intercontinental Exchange, Inc.	1,961,659
11,540	Nasdaq, Inc.	1,531,820
13,423	T Rowe Price Group, Inc.	2,032,108
		12,973,596
	Industrial - 19.4%
13,597	3M Company	2,376,620
13,315	Allegion plc	1,549,600
14,351	AMETEK, Inc.	1,735,610
13,134	CH Robinson Worldwide, Inc.	1,232,888
22,634	CSX Corporation	2,054,035
16,333	Eaton Corporation plc	1,962,247
14,942	Expeditors International of Washington, Inc.	1,421,134
19,352	Fortive Corporation	1,370,509
13,016	General Dynamics Corporation	1,937,041
12,996	Honeywell International, Inc.	2,764,249
37,677	Ingersoll Rand, Inc. (a)	1,716,564
6,055	Lockheed Martin Corporation	2,149,404
7,749	Norfolk Southern Corporation	1,841,240
5,927	Northrop Grumman Corporation	1,806,075
12,310	Packaging Corporation of America	1,697,672
7,550	Parker-Hannifin Corporation	2,056,696
6,424	Rockwell Automation, Inc.	1,611,203
9,061	Stanley Black & Decker, Inc.	1,617,932
15,273	TE Connectivity, Ltd. (a)	1,849,102
4,254	Teledyne Technologies, Inc. (a)	1,667,483

11,595		Union Pacific Corporation	2,414,311
7,734		Vontier Corporation (a)	258,316
6,691		Waters Corporation (a)	1,655,487
			40,745,418
		Technology - 21.4%
10,034		Accenture plc - Class A	2,620,981
20,378		Activision Blizzard, Inc.	1,892,097
23,135		Amdocs, Ltd.	1,640,965
13,553		Analog Devices, Inc.	2,002,185
7,643		Broadcom, Inc.	3,346,488
19,417		Cerner Corporation	1,523,846
10,076		Citrix Systems, Inc.	1,310,888
22,847		Cognizant Technology Solutions Corporation - Class A	1,872,312
11,582		Fortinet, Inc. (a)	1,720,274
75,477		Intel Corporation	3,760,264
7,934		KLA Corporation	2,054,192
5,142		Lam Research Corporation	2,428,412
31,333		NetApp, Inc.	2,075,498
52,896		Oracle Corporation	3,421,842
17,995		Paychex, Inc.	1,676,774
10,505		Qorvo, Inc. (a)	1,746,666
9,789		Skyworks Solutions, Inc.	1,496,542
16,959		Teradyne, Inc.	2,033,215
14,842		Texas Instruments, Inc.	2,436,017
12,186		VMware, Inc. - Class A (a)	1,709,208
5,305		Zebra Technologies Corporation - Class A (a)	2,038,871
			44,807,537
		Utilities - 0.8%
85,304		Vistra Corporation	1,677,077
		TOTAL COMMON STOCKS (Cost $176,629,048)	209,425,521

		SHORT-TERM INVESTMENTS - 0.0% (c)
87,217		First American Government Obligations Fund - Class X, 0.04% (d)	87,217
		TOTAL SHORT-TERM INVESTMENTS (Cost $87,217)	87,217
		TOTAL INVESTMENTS - 99.9% (Cost $176,716,265)	209,512,738
		Other Assets in Excess of Liabilities - 0.1%	115,278
		NET ASSETS - 100.0%	$209,628,016

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Represents less than 0.05%.
	(d)	Rate shown is the annualized seven-day yield as of December 31, 2020.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$209,425,521	$-	$-	$209,425,521
Short-Term Investments	87,217	-	-	87,217
Total Investments in Securities	$209,512,738	$-	$-	$209,512,738
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2020, the Fund did not recognize any transfers to or from Level 3.